Loans - Carrying amount of acquired loans accounted for pursuant to ASC310-30 by portfolio (Details) - ASC Subtopic 310-30 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 1,643,718	$ 1,883,556	$ 2,108,993
Less: Allowance for loan losses	(74,039)	(122,135)
Carrying amount, net of allowance	1,569,679	1,761,421
Commercial real estate
Accounts, Notes, Loans and Financing Receivable
Carrying amount	670,566	801,774
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Carrying amount	104,756	84,465
Mortgages
Accounts, Notes, Loans and Financing Receivable
Carrying amount	856,618	982,821
Consumer
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 11,778	$ 14,496